Fair value measurements - Fair Value Measurements of Assets Measured at Fair Value on a Recurring Basis (Details) (Fair Value, Measurements, Recurring, USD $)	Mar. 31, 2014
Fair Value Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	$ 583,720
Total Assets	583,720
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0
Total Assets	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	583,720
Total Assets	583,720
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0
Total Assets	$ 0